Troubled Debt Restructures	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Troubled Debt Restructures

Note 5 - Troubled Debt Restructures

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification involves providing a concession to the existing loan contract. The Company offers various types of concessions when modifying loans to troubled borrowers, however, forgiveness of principal is rarely granted. Concessions offered are term extensions, capitalizing accrued interest, reducing interest rates to below current market rates or a combination of any of these. Combinations from time to time may include allowing a customer to be placed on interest-only payments. The presentations below in the “other” category are TDR’s with a combination of concessions. At the time of a TDR, additional collateral or a guarantor may be requested.

Loans modified as TDRs are typically already on nonaccrual status and in some cases, partial chargeoffs may have already been taken against the outstanding loan balance. The Company classifies TDR loans as impaired loans and evaluates the need for an allowance for loan loss on a loan-by-loan basis. An allowance is based on either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s observable market price or the estimated fair value of the underlying collateral less any selling costs, if the loan is deemed to be collateral dependent.

For the twelve months ended December 31, 2014, 2013 and 2012, the following table presents a breakdown of the types of concessions made by loan class:

Year ended December 31, 2014
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate – commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	1	32	32
Other loans	—	—	—

	1	$32	$32

Other:
Commercial	—	$—	$—
Real estate – commercial	3	424	424
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	6	870	870
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	9	$1,294	$1,294

Total	10	$1,326	$1,326

Year ended December 31, 2013
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
(dollars in thousands)
Extend payment terms:
Commercial	—	$—	$—
Real estate – commercial	—	—	—
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	—	—	—
Home equity	—	—	—
Consumer loans	—	—	—
Other loans	—	—	—

	—	$—	$—

Other:
Commercial	—	$—	$—
Real estate – commercial	1	356	341
Other real estate construction	—	—	—
Real estate 1-4 family construction	—	—	—
Real estate – residential	8	895	875
Home equity	1	18	18
Consumer loans	—	—	—
Other loans	—	—	—

	10	$1,269	$1,234

Total	10	$1,269	$1,234

	Year ended December 31, 2012
		Pre-Modification	Post-Modification
	Number	Outstanding Recorded	Outstanding Recorded
	of Contracts	Investment	Investment
		(dollars in thousands)
Extend payment terms:
Commercial	1	$33	$32
Real estate – commercial	—	—	—
Other real estate construction	1	49	49
Real estate 1-4 family construction	—	—	—
Real estate – residential	2	30	30
Home equity	—	—	—
Consumer loans	1	45	42
Other loans	—	—	—

	5	$157	$153

Other:
Commercial	1	$68	$68
Real estate – commercial	1	116	112
Other real estate construction	—	—	—
Real estate 1-4 family construction	1	32	31
Real estate – residential	6	939	933
Home equity	—	—	—
Consumer loans	1	17	17
Other loans	—	—	—

	10	$1,172	$1,161

Total	15	$1,329	$1,314

The following table presents loans that were modified as troubled debt restructurings within the previous twelve months and for which there was a payment default during the twelve months ended December 31, 2014, 2013 and 2012:

	Year ended		Year ended
	December 31, 2014		December 31, 2013
	Number	Recorded	Number	Recorded
	of Loans	Investment	of Loans	Income
Extend payment terms:
Commercial	—	$—	—	$—
Real estate – commercial	—	—	—	—
Other real estate construction	—	—	—	—
Real estate 1-4 family construction	—	—	—	—
Real estate – residential	—	—	—	—
Home equity	—	—	—	—
Consumer loans	—	—	—	—
Other loans	—	—	—	—

Total	$—	$—	$—	$—

	Year ended December 31, 2014		Year ended December 31, 2013
	Number of Loans	Recorded Investment	Number of Loans	Recorded Income
Other:
Commercial	—	$—	—	$—
Real estate – commercial	—	—	—	—
Other real estate construction	—	—	—	—
Real estate 1-4 family construction	—	—	—	—
Real estate – residential	—	—	—	—
Home equity	—	—	—	—
Consumer loans	—	—	—	—
Other loans	—	—	—	—

	$—	$—	$—	$—

Total	$—	$—	$—	$—

	Year ended December 31, 2012
	Number of Loans	Recorded Investment
Extend payment terms:
Commercial	1	$31
Real estate – commercial	—	—
Other real estate construction	1	49
Real estate 1-4 family construction	—	—
Real estate – residential	2	30
Home equity	—	—
Consumer loans	—	—
Other loans	—	—

Total	$4	$110

Other:
Commercial	—	$—
Real estate – commercial	—	—
Other real estate construction	—	—
Real estate 1-4 family construction	—	—
Real estate – residential	1	238
Home equity	—	—
Consumer loans	1	17
Other loans	—	—

	$2	$255

Total	$6	$365

A default on a troubled debt restructure is defined as being past due 90 days or being out of compliance with the modification agreement. As previously mentioned, the Company considers TDRs to be impaired loans and has $373,000 in the allowance for loan loss as of December 31, 2014, as a direct result of these TDRs. At December 31, 2013 there was $420,000 in the allowance for loan loss related to TDRs.

The following table presents the successes and failures of the types of modifications within the previous twelve months as of December 31, 2014, 2013 and 2012:

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

December 31, 2014
Extended payment terms	—	$—	1	$32	—	$—	—	$—
Other	1	112	8	1,182	—	—	—	—

Total	1	$112	9	$1,214	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments	Number of Loans	Recorded Investments
	(dollars in thousands)

December 31, 2013
Extended payment terms	—	$—	—	$—	—	$—	—	$—
Other	—	—	10	1,234	—	—	—	—

Total	—	$—	10	$1,234	—	$—	—	$—

	Paid In Full		Paying as restructured		Converted to nonaccrual		Foreclosure/ Default
	Number of	Recorded	Number of	Recorded	Number of	Recorded	Number of	Recorded
	Loans	Investments	Loans	Investments	Loans	Investments	Loans	Investments
	(dollars in thousands)

December 31, 2012
Extended payment terms	—	$—	—	$—	—	$—	4	$110
Other	—	—	9	949	—	—	2	255

Total	—	$—	9	$949	—	$—	6	$365